Investors In Millburn Multi-Markets Trading L.P. (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Partnership’s investment	25.08%	30.30%
Millburn Multi-Markets Trading L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	$ 54,219,673	$ 9,961,404
Capital withdrawal payable to General Partner	622,309	9,224,590
Limited partner redemption	$ 990,861	$ 368,552